SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K/A, as filed with the SEC on September 30, 2025. The accompanying condensed balance sheet as of June 30, 2025 has been derived from the audited financial statements included in the Form 10-K/A. The interim results for the three months ended September 30, 2025 are not necessarily indicative of the results to be expected for the year ending June 30, 2026 or for any future periods.

Basis of Presentation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

On August 9, 2024, the Company changed its fiscal year-end from December 31 to June 30. As a result, the prior year reflects a transition period of six months, from January 1, 2024, to June 30, 2024, as previously reported in our Form 10-KT filed with the SEC on October 16, 2024.

The current fiscal year covers the twelve-month period from July 1, 2024, to June 30, 2025. As such, the periods presented in this Form 10-K are not directly comparable due to the difference in reporting periods.

Where appropriate, we have included supplemental unaudited pro forma information and comparative commentary to aid in understanding period-over-period performance trends.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved. Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards.

The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. The more significant accounting estimates included in these consolidated financial statements is the determination of the fair value of the private warrant liabilities, the fair value of the Subscription Agreement, the fair value of the derivatives included in the convertible notes, the secured convertible note, the merger financing, the short-term merger financing, the long-term merger financing, the fair value of the earnout liability, realization of deferred tax assets and the useful life of its intangible assets. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all operating accounts that hold money market funds held and short-term investments with an original maturity of three months or less when purchased to be cash equivalents.

Trading Securities

Trading Securities

Securities held in the Company’s trading account and trading securities sold not yet purchased, consist primarily of over-the-counter securities and are valued based upon quoted market prices. The value of securities that are not readily marketable are estimated by management based upon quoted prices, the number of market makers, trading volume and number of shares held. Unrealized gains and losses are reflected in income in the financial statements.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation on property and equipment is provided using accelerated and straight-line methods over expected useful lives of three to seven years.

Leases

Leases

The Company leases office space under the terms of several operating leases. The determination of whether an arrangement is a lease is made at the lease’s inception. Under ASC 842, a contract is (or contains) a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Control is defined under the standard as having both the right to obtain substantially all of the economic benefits from use of the asset and the right to direct the use of the asset. Management only reassesses its determination if the terms and conditions of the contract are changed.

Right-of-use assets (“ROU assets”) represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments. Operating lease ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. The Company uses the implicit rate when it is readily determinable. Since the Company’s leases do not provide implicit rates, to determine the present value of lease payments, management uses the Company’s estimated incremental borrowing rate based on the information available at lease commencement.

Goodwill

Goodwill

Goodwill represents the excess of purchase price in a business combination over the fair value of the net identifiable assets acquired. The Company evaluated goodwill for impairment at the reporting unit level by assessing whether it is more likely than not that the fair value of a reporting unit exceeds its carrying value. If this assessment concludes that it is more likely than not that the fair value of a reporting unit exceeds its carrying value, then goodwill is not considered impaired and no further impairment testing is required. Conversely, if the assessment concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying value, a goodwill impairment test is performed to compare the fair value of the reporting unit to its carrying value. The Company determines fair value of the reporting unit using income models. The models contain significant assumptions and accounting estimates about discount rates, future cash flows, that could materially affect operating results or financial position if they were to change significantly in the future and could result in an impairment. The Company perform our goodwill impairment assessment whenever events or changes in facts or circumstances indicate that impairment may exist and during the fourth quarter each year. The cash flow estimates and discount rates incorporate management’s best estimates, using appropriate and customary assumptions and projections at the date of evaluation. As of June 30, 2025 and 2024, the carrying value of goodwill was $6,142,525 and $7,706,725, respectively, as described in Note 10.

Intangible Assets

Intangible Assets

Intangible assets are presented at fair value, net of amortization. The fair value is determined based on the appraised value of the asset. Intangible assets comprise of developed technology and customer relationships (See Note 10 and 12). Developed technology and customer list are amortized using the straight-line method over the ten-year and twelve-year estimated useful lives of the assets, respectively. As of June 30, 2025 and 2024, the carrying value of developed technology was $1,785,104 and $1,726,500, respectively. The carrying value of customer list was $12,932,106 and $14,150,856, respectively, as described in Note 10 and Note 12.

Impairment of Long-lived and Intangible Assets	Impairment of Long-lived and Intangible Assets The Company had no impairment charges during the three-month periods ended September 30, 2025 and 2024.

Impairment of Long-lived and Intangible Assets

In accordance with ASC 360-10 Property Plant and Equipment and ASC 350-10 Intangibles, the Company, on a regular basis, reviews the carrying amount of long-lived assets for the existence of facts or circumstances, both internally and externally, that suggest impairment. The Company determines if the carrying amount of a long-lived asset is impaired based on anticipated undiscounted cash flows, before interest, from the use of the asset. In the event of impairment, a loss is recognized based on the amount by which the carrying amount exceeds the fair value of the asset. Fair value is determined based on the appraised value of the assets or the anticipated cash flows from the use of the asset, discounted at a rate commensurate with the risk involved. The Company had no impairment charges during the year ended June 30, 2025. The Company recorded $17,845,813 of impairment charges included in loss on AtlasClear asset acquisition during the period ended June 30, 2024.

Warrant Liabilities

Warrant Liabilities

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants that do not meet all the criteria for equity classification are recognized as a non-cash gain or loss on the consolidated statements of operations. The fair value of the private warrants was estimated using a Black-Scholes model approach (see Note 17).

Income Taxes

Income Taxes

The Company utilizes the asset and liability method to account for income taxes. The objective of this method is to establish deferred tax assets and liabilities for the temporary differences between net income for financial reporting basis and the tax basis of the Company’s assets and liabilities at enacted tax rates expected to be in effect when such amounts are realized.

Income tax expense or benefit is provided based upon the financial statement earnings of the Company. The allowance for doubtful accounts is deductible for financial statement purposes, but not for tax purposes. Depreciation expense is recognized in different periods for tax and financial accounting purposes due to the use of accelerated depreciation methods for income tax purposes. The tax effects of such differences are reported as deferred income taxes in the financial statements.

Revenue Recognition

Revenue Recognition

Wilson-Davis, a subsidiary of the Company, recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, using the modified retrospective method. This revenue recognition guidance requires that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance requires an entity to follow a five-step model to: (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract, and (e) recognize revenue when the entity satisfies a performance obligation.

Wilson-Davis acts as an agent by selling securities to customers and collecting commissions. Wilson-Davis recognizes commissions on a trade date basis, which is the day the transaction is executed. Wilson-Davis believes that the performance obligation is satisfied on the trade date because that is when the security is selected, the price is determined, the trade is executed, and the risks and rewards of ownership have been transferred to/from the customer.

Wilson-Davis also receives commissions on mutual funds purchased by customers. Wilson-Davis believes that the performance obligation is not satisfied until the mutual funds are purchased by customers and recognizes the commission revenue upon receipt from fund.

Wilson-Davis performs vetting services to customers that wish to convert restricted stock to eligible trading stock. In addition, Wilson-Davis charges clearing fees to another broker-dealer for which it clears trades. Wilson-Davis recognizes revenue as the related performance obligations are satisfied.

Wilson-Davis charges customers for wires and transfer agent fees. The customer is also charged for blue sheet fees, corporate actions, and ACATS fees. Wilson-Davis recognizes revenue as the related performance obligations are satisfied.

Wilson-Davis performs underwriting services for companies going public. The Company enters into an agreement detailing the services to be performed. The Company recognizes revenue when the shares of stock have been delivered and wire payments have been processed.

Wilson-Davis earns interest on its balances with its financial institution. Wilson-Davis recognizes the interest income at month end when the income ha been earned.

Net Income (Loss) per Common Stock

Net (Loss) Income per Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net (loss) income per share of common stock is computed by dividing net (loss) income by the weighted average number of shares of common stock outstanding for the period.

The calculation of diluted net (loss) income per share does not consider the effect of the warrants issued and outstanding. For the three months ended September 30, 2025 and 2024, the calculation excludes the dilutive impact of warrants because none would be issued under the treasury method. For the three months ended September 30, 2025, the dilutive shares were excluded as including them would be antidilutive. For the three months ended September 30, 2024, the convertible financial instrument and other share obligations were included in the dilutive calculation under the as converted method, as such the number of shares were included as if the shares were issued on July 1, 2024 and the interest expense and the change in fair value associated with the financial instruments was adjusted from net income to determine the numerator and denominator.

The following table reflects the calculation of basic net (loss) income per share of common stock (in dollars, except share amounts):

	Three Months Ended	Three Months Ended
	September 30, 2025	September 30, 2024
Basic net (loss) income per common stock
Numerator:
Net (loss) income	$(440,294)	$10,748,033
Denominator:
Basic weighted average common stock outstanding	59,947,249	256,405
Basic net (loss) income per common stock	$(0.01)	$41.92

The following table reflects the calculation of diluted net income (loss) per share of common stock (in dollars, except share amounts):

	Three Months Ended-	Three Months Ended-
	September 30, 2025	September 30, 2024
Diluted net (loss) income per common stock
Numerator:
Net (loss) income	$(440,294)	$10,748,033
Change in fair value of financial instruments	—	(12,655,000)
Interest on dilutive instruments	—	1,419,843
Allocation of net (loss) income, as adjusted	$(440,294)	$(487,124)
Denominator:
Dilutive weighted average common stock outstanding	59,947,249	256,405
If converted shares	—	1,636,065
	59,947,249	1,892,470
Diluted net (loss) income per common stock	$(0.01)	$(1.90)

Below is a summary of the potentially dilutive instruments as of September 30, 2025 and 2024:

Description	September 30, 2025	September 30, 2024
Short Term Notes	—	817,513
Convertible notes - Chardan	—	321,066
Secured convertible note	670,307	436,705
Subscription agreement	1,195,986	46,978
Tau agreement	—	20,892
Stock payable	—	4,167
Debenture	3,888,887	—
Stock Based Compensation	1,973,684	—
Promissory note	576,616	5,691
Total Shares issuable under Convertible Note obligations – if converted total dilutive	8,305,480	1,653,012

Public Warrants	10,062,500	10,062,500
Private Warrants	5,553,125	5,553,125
Secured convertible note warrants	600,000	600,000
Total excluded under treasury method – out of the money	16,215,625	16,215,625

During the three months period ended September 30, 2025, the Company issued convertible promissory notes (the “Convertible Notes”) with an aggregate principal amount of $6,000,000. Under the terms of the Convertible Notes, if not sooner repaid, all outstanding principal and accrued but unpaid interest was to automatically convert, at the election of the holder, into shares of the same class of equity securities issued in the Company’s next qualified equity financing (“Qualified Financing”). A Qualified Financing was defined as the issuance and sale of the Company’s capital stock resulting in gross proceeds of at least $10.0 million, excluding any indebtedness converted in such financing.

Upon a Qualified Financing, the Convertible Notes were convertible into that number of shares of equity securities equal to (x) the outstanding principal and accrued interest divided by (y) the price per share of the equity securities issued in the Qualified Financing, and otherwise on the same terms as those securities.

As of September 30, 2025, no Qualified Financing had occurred, and therefore no shares were issuable or outstanding related to the Convertible Notes. The conversion feature represents a contingent right to receive shares upon a future event. Accordingly, shares issuable upon conversion of the Convertible Notes have been excluded from the computation of diluted net loss per share because the contingency had not been satisfied as of the reporting date. In October 2025, upon the consummation of the transactions contemplated by the Equity SPA, $4.25 million payable by the Company under the Convertible Notes was converted into Units, and the remaining balance of the Convertible Notes was paid in full.

Net Income (Loss) per Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net income (loss) per share of common stock is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding for the period. Income (loss) is allocated between redeemable and non-redeemable shares based on relative amounts of weighted average shares outstanding. Accretion associated with the redeemable shares of common stock is excluded from income (loss) per share as the redemption value approximates fair value.

The calculation of diluted net income (loss) per share does not consider the effect of the warrants issued and outstanding. For the year ended June 30, 2025 and the transition period ended June 30, 2024, the calculation excludes the dilutive impact of warrants because none would be issued under treasury method as the warrants exercise price is greater than the current price of the stock. For the transition period ended June 30, 2024, the dilutive shares were excluded as including them would be antidilutive. For the year ended June 30, 2025, the convertible financial instrument and other share obligations were included in the dilutive calculation under the as converted method, as such the number of shares were included as if the shares were issued on July 1, 2024 and the interest expense and the change in fair value associated with the financial instruments was adjusted from net income to determine the numerator and denominator.

The following table reflects the calculation of basic and diluted net income (loss) per share of common stock (in dollars, except share amounts):

	FOR THE YEAR ENDED	FOR THE TRANSITION PERIOD ENDED
	June 30, 2025	June 30, 2024
	Non-		Non-
	Redeemable	Redeemable	redeemable
Basic and diluted net income (loss) per share of Common Stock
Numerator:
Net income (loss)	$5,750,820	$(11,279,605)	$(108,927,342)
Deemed dividend	—	—	(15,422,431)
Allocation of net income (loss)	$5,750,820	$(11,279,605)	$(124,349,773)
Denominator:
Basic and diluted weighted average shares outstanding	5,987,645	18,500	178,651
Basic net income (loss) per share of Common Stock	$0.96	$(609.72)	$(696.05)

For the year ended June 30, 2025 and for the transition perioded ended June 30, 2024 the diluted net income (loss) per share of common stock was excluded as including them would result in anti-dilution.

The following table reflects the calculation of diluted net income (loss) per share of common stock (in dollars, except share amounts):

	FOR THE YEAR ENDED	FOR THE TRANSITION PERIOD ENDED
	June 30, 2025	June 30, 2024
	Non-		Non-
	redeemable	Redeemable	redeemable
Diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss),	$5,750,820	$(11,279,605)	$(124,349,773)
Change in fair value of financial instruments	(15,147,345)	—	—
Interest on dilutive instruments	7,148,116	—	—
Allocation of net income (loss), as adjusted	$(2,248,409)	$(11,279,605)	$(124,349,773)
Denominator:
Dilutive weighted average common stock outstanding	5,987,645	18,500	178,651
If converted shares	—	—	—
	5,987,645	18,500	178,651
Diluted net income (loss) per common stock	$(0.38)	$(609.72)	$(696.05)

For the year ended June 30, 2025, the numerator is adjusted for the interest expenses and other components to include the effect of the convertible securities under the as converted method at the beginning of the period. The adjustment to the numerator resulted in a net loss position. As such including the effect of convertible securities in a loss situation would make the loss per share smaller, which is misleading and considered antidilutive under U.S. GAAP. For the transition period ended June 30, 2024 the diluted net income (loss) per share of common stock was excluded as including them would result in anti-dilution.

Below is a summary of the dilutive instruments as of June 30, 2025 and 2024:

Description	June 30, 2025	June 30, 2024
Sellers Notes	15,103,895	14,012,965
Convertible notes	5,317,252	4,722,875
Secured convertible note	49,230,040	9,801,273
Subscription agreement	4,354,048	938,967
Tau agreement	35,282	—
Promissory note	6,215	379,375
Total Shares issuable under Convertible Note obligations – if converted total dilutive	74,046,732	29,855,455

Public Warrants	10,062,500	10,062,500
Private Warrants	5,553,125	5,553,125
Secured convertible note warrants	600,000	600,000
Total excluded under treasury method – out of the money	16,215,625	16,215,625

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times may exceed the Federal Deposit Insurance Coverage of $250,000. The Company has not experienced losses on these accounts. The Company’s cash is deposited at two financial institutions. At September 30, 2025, the Company had no amounts in excess of the FDIC limit.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times may exceed the Federal Deposit Insurance Coverage of $250,000. The Company has not experienced losses on these accounts. The Company’s cash is deposited at two financial institutions. At June 30, 2025, the Company had approximately $7,278,320 in excess of the FDIC limit.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature, except for warrant liabilities, convertible notes derivative liability and the earnout out liability (see Note 12).

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature, except for warrant liabilities, convertible notes derivative liability and the earnout out liability (see Note 17).

Derivative Financial Instruments

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC 815. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the issuance date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC 815. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the issuance date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Risk Management

Risk Management

Transactions involving financial instruments involve varying degrees of market, credit and operating risk. The Company monitors its exposure to risk on a daily basis.

Market Risk

Market risk is the potential change in value of the financial instrument caused by unfavorable changes in interest rates and equity prices. Management is responsible for reviewing trading positions, exposure limits, profits and losses, and trading strategies. In the normal course of business, the Company purchases, and makes markets in non-investment grade securities. These activities expose the Company to a higher degree of market risk than is associated with investing or trading in investment grade instruments.

Operating Risk

Operating risk focuses on the Company’s ability to accumulate, process and communicate information necessary to conduct its daily operations. Deficiencies in technology, financial systems and controls and losses attributable to operational problems all pose potential operating risks. In order to mitigate these risks, the Company has established and maintains an internal control environment which incorporates various control mechanisms throughout the organization. In addition, the Company periodically monitors its technological needs and makes changes as deemed appropriate.

Credit Risk

Wilson-Davis’s transactions with customers and other broker dealers are recorded on a trade date basis and are collateralized by the underlying securities. Wilson-Davis’s exposure to credit risk associated with nonperformance by customers or contra brokers is impacted by volatile or illiquid trading markets. Should either the customers or other broker dealers fail to perform, Wilson-Davis may be required to complete the transactions at prevailing market prices. Wilson-Davis manages credit risk by monitoring net exposure to individual counterparties on a regular basis. Historically, reserve requirements arising from instruments with off-balance sheet risk have not been material.

Receivables and payables with clearing and other broker dealers are generally collateralized by cash deposits. Additional cash deposits are requested when considered necessary by the clearing organization or contra broker dealer.

Customer transactions are primarily entered in cash accounts. Wilson-Davis maintains a few customer margin accounts which exposes the company to credit and market risks. However, this risk is minimized by Wilson-Davis requirement that margin accounts must maintain at least a 4:1 ratio of securities to margin obligations.

Concentrations of credit risk that arise from financial instruments (whether on or off-balance sheet) exist for groups of counterparties when they have similar economic characteristics that would cause their ability to meet obligations to be similarly affected by economic, industry or geographic factors.

Recent Accounting Standards

Recent Accounting Standards

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.

Recent Accounting Standards

Beginning in 2025 annual reporting, the Company adopted Accounting Standards Update (ASU) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07) that was issued by the Financial Accounting Standards Board (FASB). This new standard requires an enhanced disclosure of significant segment expenses on an annual basis. Management has determined that there is only one reportable operating segment. The segment information aligns with how the Company’s Chief Operating Decision Maker (“CODM”) reviews and manages our business. The Company’s CODM is the Company’s Chief Executive Officer who reviews the assets, operating results, and financial metrics for the company.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): “Improvements to Income Tax Disclosures” (“ASU 2023-09”), which will require the Company to disclose specified additional information in its income tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. ASU 2023-09 will also require the Company to disaggregate its income taxes paid disclosure by federal, state and foreign taxes, with further disaggregation required for significant individual jurisdictions. ASU 2023-09 will become effective for annual periods beginning after December 15, 2024. The Company is still reviewing the impact of ASU 2023-09. We are currently evaluating the provisions of this.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures, a new standard to expand disclosures about income statement expenses. The guidance requires disaggregation of certain costs and expenses included in each relevant expense caption on the income statements in a separate note to the financial statements at each interim and annual reporting period, including amounts of purchases of inventory, employee compensation, depreciation, and intangible asset amortization. The standard will be effective for annual periods beginning after December 15, 2027. We are currently evaluating the provision of this ASU.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.